Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series B Convertible Preferred Stock [Member]	Total
Balance at Dec. 31, 2023			$ 273	$ 105,924,859	$ (71,569,821)		$ 34,355,311
Balance, shares at Dec. 31, 2023		1,101	2,728,168
Stock compensation cost				1,462,366			1,462,366
Issuance of Class A Common Stock for restricted stock awards				63,784			63,784
Issuance of Class A Common Stock for restricted stock awards, shares			3,781
Net loss					(48,319,475)		(48,319,475)
Issuance of Class A Common Stock for marketing services			$ 1	149,999			150,000
Issuance of Class A Common Stock for marketing services, shares			12,117
Conversion of PIPE shares			$ 4	866,245	(866,249)
Conversion of PIPE shares, shares		(990)	39,600
Balance at Dec. 31, 2024			$ 278	108,467,253	(120,755,545)		(12,288,014)
Balance, shares at Dec. 31, 2024		111	2,783,666
Reclassification of forward purchase receivable				(4,584,221)			(4,584,221)
Issuance of Class A Common Stock for restricted stock awards, net of tax				8,768			8,768
Issuance of Class A Common Stock for restricted stock awards, net of tax, shares			4,292
Issuance of Class A Common Stock for legal settlement			$ 9	199,991			200,000
Issuance of Class A Common Stock for legal settlement, shares			89,308
Shares of Class A Common Stock withheld for net share settlement
Shares of Class A Common Stock withheld for net share settlement, shares			(1,421)
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs	$ 3			23,918,189			23,918,192
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares	31,052
Redemption of Series B Convertible Preferred Stock				(474,177)		$ 500,000	(474,177)
Redemption of Series B Convertible Preferred Stock, shares	(244)					(244)
Issuance of common stock due to reverse stock split			$ 4	(4)
Issuance of common stock due to reverse stock split, shares			40,110
Stock compensation cost				1,501,950			1,501,950
Issuance of Class A Common Stock to Abaca Shareholders			$ 4	258,864			258,868
Issuance of Class A Common Stock to Abaca Shareholders, shares			37,517
Issuance of Class A Common Stock for restricted stock awards
Issuance of Class A Common Stock for restricted stock awards, shares			1,448
Issuance of Class A Common from the Equity Line of Credit (ELOC)			$ 133	1,778,854			1,778,987
Issuance of Class A Common from the Equity Line of Credit (ELOC), shares			1,326,603
Discount on common stock sold pursuant to the ELOC				76,553			76,553
Net loss					(2,160,998)		(2,160,998)
Balance at Dec. 31, 2025	$ 3		$ 428	$ 131,152,020	$ (122,916,543)		$ 8,235,908
Balance, shares at Dec. 31, 2025	30,808	111	4,281,523